UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                      STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS
OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST
CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: February 28, 2002

                           For:  Z-Seven Fund, Inc.


                                            Approximate Asset
Name of
Date of                    Number of Price  Value or Approximate
Seller or
Each        Identification Shares    Per    Asset Coverage Per
Share of Seller's
Transaction of Security    Purchased Share  at Time of Purchase
Broker
----------- -------------- --------- ------ --------------------
---- -----------

02/12/02     Z-Seven       45,000     4.19             4.2354
Herzog




REMARKS: None

Name of Registrant: Z-Seven Fund, Inc.

By: Barbara Perleberg, Secretary

Statement Date: March 5, 2002